Organization and nature of business (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 15, 2020 USD ($)	Apr. 15, 2020	Dec. 31, 2021	Dec. 31, 2020 USD ($) territory	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 11, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Apr. 30, 2017 USD ($)	Jul. 20, 2016 territory
Schedule of Equity Method Investments [Line Items]
Number of territories with operations | territory				20
Percentage of entire restaurant footprint closed (as a percent)		50.00%
Percentage of gross sales on advertising and promotion activities				5.00%	5.00%
Percentage of gross sales of restaurants				5.00%
Short-term debt				$ 0	$ 13,296	$ 11,000		$ 158,200	$ 136,000
2027 Notes
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount							$ 150,000			$ 265,000
Proceeds from exchange of notes	$ 138,354
Scenario, Forecast
Schedule of Equity Method Investments [Line Items]
Percentage of gross sales of restaurants			5.30%
Covid-19 Pandemic
Schedule of Equity Method Investments [Line Items]
Percentage of gross sales on advertising and promotion activities				4.00%
Martinique, French Guyana and Guadeloupe
Schedule of Equity Method Investments [Line Items]
Franchise agreement term				10 years
Renewed franchise agreement term				10 years
Number of territories under renewed franchise agreement | territory											3
Arcos Dorados B.V.
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)				100.00%